10. CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Convertible notes, gross	$ 6,497,556	$ 2,255,066
less debt discount - beneficial conversion feature	(1,273,667)	0
less debt discount - warrants	(616,729)	0
less debt discount - warrants issued for services related to debt offering	(652,919)	0
Convertible notes, net	3,954,241	2,255,066
Convertible Redeemable Note - Clayton A. Struve
Convertible notes, gross	1,071,000	1,071,000
Convertible Redeemable Note - J3E2A2ZLP
Convertible notes, gross	1,184,066	1,184,066
2019 Convertible Notes
Convertible notes, gross	$ 4,242,490	$ 0